Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 13,819	$ 14,917	$ 14,321
Operating expenses
Labor and fringe benefits	2,723	2,922	2,860
Purchased services and material	2,152	2,267	1,971
Fuel	1,152	1,637	1,732
Depreciation and amortization	1,589	1,562	1,329
Equipment rents	432	444	467
Casualty and other	508	492	469
Loss on assets held for sale	486	0	0
Total operating expenses	9,042	9,324	8,828
Operating income	4,777	5,593	5,493
Interest expense	(554)	(538)	(489)
Other components of net periodic benefit income	315	321	302
Other income	6	53	376
Income before income taxes	4,544	5,429	5,682
Income tax expense	(982)	(1,213)	(1,354)
Net income	$ 3,562	$ 4,216	$ 4,328
Earnings per share
Basic (in dollars per share)	$ 5.01	$ 5.85	$ 5.89
Diluted (in dollars per share)	$ 5.00	$ 5.83	$ 5.87
Weighted-average number of shares
Basic (in shares)	711.3	720.1	734.5
Diluted (in shares)	713.0	722.6	737.7